ALLIANCE
                         ------------------------------
                                VARIABLE PRODUCTS
                         ------------------------------
                                   SERIES FUND
                         ------------------------------
                             WORLDWIDE PRIVATIZATION
                         ------------------------------
                                    PORTFOLIO
                         ------------------------------

                               SEMI-ANNUAL REPORT

                                 JUNE 30, 2001

                          Investment Products Offered
                          ---------------------------
                           > Are Not FDIC Insured
                           > May Lose Value
                           > Are Not Bank Guaranteed
                          ---------------------------

WORLDWIDE PRIVATIZATION PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2001 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

--------------------------------------------------------------------------------
COMPANY                                     U.S. $ VALUE   PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Sanofi-Synthelabo, SA                       $  1,912,524           4.0%
--------------------------------------------------------------------------------
NTT Docomo, Inc.                               1,496,432           3.2
--------------------------------------------------------------------------------
Japan Tobacco, Inc.                            1,386,096           2.9
--------------------------------------------------------------------------------
Grupo Financiero Banorte, SA de CV Cl.B        1,363,887           2.9
--------------------------------------------------------------------------------
BNP Paribas, SA                                1,306,767           2.8
--------------------------------------------------------------------------------
ING Groep NV                                   1,286,677           2.7
--------------------------------------------------------------------------------
Nomura Securities Co., Ltd.                    1,245,690           2.6
--------------------------------------------------------------------------------
Akzo Nobel NV                                  1,173,718           2.5
--------------------------------------------------------------------------------
BP Plc (ADR)                                   1,121,955           2.4
--------------------------------------------------------------------------------
Daiwa Securities Group, Inc.                   1,004,571           2.1
--------------------------------------------------------------------------------
                                            $ 13,298,317          28.1%
--------------------------------------------------------------------------------

SECTOR DIVERSIFICATION
June 30, 2001 (unaudited)
================================================================================

--------------------------------------------------------------------------------
SECTOR                                      U.S. $ VALUE   PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Basic Industries                            $  4,485,801           9.4%
--------------------------------------------------------------------------------
Capital Goods                                    180,313           0.4
--------------------------------------------------------------------------------
Consumer Services                             10,170,703          21.5
--------------------------------------------------------------------------------
Consumer Staples                                 574,285           1.2
--------------------------------------------------------------------------------
Energy                                         5,334,174          11.3
--------------------------------------------------------------------------------
Finance                                        9,045,164          19.1
--------------------------------------------------------------------------------
Healthcare                                     3,782,775           8.0
--------------------------------------------------------------------------------
Multi Industry                                   540,144           1.1
--------------------------------------------------------------------------------
Technology                                     2,061,322           4.4
--------------------------------------------------------------------------------
Transportation                                 2,633,488           5.6
--------------------------------------------------------------------------------
Utilities                                      6,284,719          13.3
--------------------------------------------------------------------------------
Total Investments*                            45,092,888          95.3
--------------------------------------------------------------------------------
Cash and receivables, net of liabilities       2,229,393           4.7
--------------------------------------------------------------------------------
Net Assets                                  $ 47,322,281         100.0%
--------------------------------------------------------------------------------

* Excludes short-term obligations.

WORLDWIDE PRIVATIZATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------

COMMON & PREFERRED
   STOCKS - 95.3%
ARGENTINA - 0.6%
Nortel Inversora, SA pfd.
   (ADR) .....................................           26,300    $     273,520
                                                                   -------------
AUSTRALIA - 1.8%
CSL, Ltd. ....................................           35,000          851,529
                                                                   -------------
AUSTRIA - 0.5%
Flughafen Wien AG ............................            8,000          259,320
                                                                   -------------
BELGIUM - 1.0%
Interbrew ....................................           17,825          477,343
                                                                   -------------
BRAZIL - 3.9%
Banco Itau, SA pfd. ..........................        1,000,000           87,617
Celular CRT Participacoes,
   SA.........................................                3                1
Companhia Paranaense de
   Energia-Copel (ADR) .......................            3,000           22,530
Companhia Siderurgica
   Nacional...................................       11,000,000          205,114
Companhia Vale do Rio
   Doce (a) ..................................            2,360                0
Gerdau Siderurg, SA pfd. .....................       20,228,288          156,965
Itausa-Investimentos Itau,
   SA pfd ....................................          350,911          313,544
Metalurgica Gerdau, SA pfd ...................       28,720,086          379,945
Tele Celular Sul Participacoes,
   SA (ADR) ..................................           11,900          240,380
Tele Norte Leste Participacoes,
   SA (ADR) ..................................           13,000          198,380
Telesp Celular Participacoes,
   SA (ADR) ..................................           17,000          257,550
                                                                   -------------
                                                                       1,862,026
                                                                   -------------
CZECH REPUBLIC - 0.2%
Ceske Radiokomunikace AS .....................            7,361           92,128
                                                                   -------------
DENMARK - 1.0%
Kobenhavns Lufthavne AS ......................            5,810          452,976
                                                                   -------------
EGYPT - 0.4%
Eastern Company for Tobacco
   & Cigarettes ..............................            8,040           96,942
Orascom Telecommunications
   (GDR) (a) .................................           33,225           96,353
                                                                   -------------
                                                                         193,295
                                                                   -------------
FINLAND - 0.2%
TietoEnator Oyj ..............................            4,700          104,753
                                                                   -------------
FRANCE - 9.5%
BNP Paribas, SA ..............................           15,000        1,306,767
Eramet SLN ...................................            4,445          135,609
Orange, SA (a) ...............................           51,600          419,793
Pechiney, SA .................................            1,406           71,491
Sanofi-Synthelabo, SA ........................           29,120        1,912,524
TotalFinaElf, SA .............................            3,763          527,453
Wanadoo (a) ..................................           22,800          113,999
                                                                   -------------
                                                                       4,487,636
                                                                   -------------
GERMANY - 4.8%
Deutsche Lufthansa AG ........................           20,200          318,575
Deutsche Post AG .............................           47,667          763,473
Fraport AG (a) ...............................           12,386          343,236
Stinnes AG ...................................           40,100          841,072
                                                                   -------------
                                                                       2,266,356
                                                                   -------------
HONG KONG - 5.1%
China Merchants Holdings
   International Co., Ltd. ...................          659,500          503,093
China Mobile (Hong Kong),
   Ltd. (a) ..................................           99,000          521,667
China Petroleum & Chemical
   Co. Cl.H ..................................        2,548,000          509,613
China Unicom, Ltd. (a) .......................          168,000          291,854
Citic Pacific, Ltd. ..........................          128,000          396,318
Legend Holdings, Ltd. ........................          358,000          199,659
                                                                   -------------
                                                                       2,422,204
                                                                   -------------
HUNGARY - 0.6%
OTP Bank Rt. .................................            5,300          275,864
                                                                   -------------
ITALY - 6.5%
Acegas SpA (a) ...............................           31,700          208,734
AEM SpA ......................................          162,100          324,197
Enel SpA .....................................          141,700          433,502
ENI SpA ......................................           72,400          883,517
San Paolo - IMI SpA ..........................           67,100          860,919
Tiscali SpA (a) ..............................           41,364          350,189
                                                                   -------------
                                                                       3,061,058
                                                                   -------------
JAPAN - 12.3%
Daiwa Securities Group, Inc. .................           96,000        1,004,571
Japan Tobacco, Inc. ..........................              201        1,386,096
Nippon Telegraph &
   Telephone, Corp. ..........................              136          708,844
Nomura Securities Co., Ltd. ..................           65,000        1,245,690
NTT Docomo, Inc. .............................               86        1,496,432
                                                                   -------------
                                                                       5,841,633
                                                                   -------------
LITHUANIA - 0.3%
Lietuvos Telekomas (GDR) .....................           39,875          163,487
                                                                   -------------
MEXICO - 6.5%
America Movil, SA de CV
   Series L (ADR) ............................           17,000          354,620
Grupo Aeroportuario del
   Sureste, SA de CV Series B
   (ADR) (a) .................................            4,000           74,800
Grupo Financiero Bancomer,
   SA de CV (a) ..............................          370,000          367,344
Grupo Financiero Banorte,
   SA de CV Cl.B (a) .........................          650,000        1,363,887
Grupo Iusacell, SA de CV
   (ADR) (a) .................................           37,000          255,670
Telefonos de Mexico, SA Cl.L
   (ADR) .....................................            2,000           70,180
Tubos de Acero de Mexico, SA
   (ADR) .....................................           46,000          581,900
                                                                   -------------
                                                                       3,068,401
                                                                   -------------

                                          Alliance Variable Products Series Fund
================================================================================

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------
NETHERLANDS - 6.8%
Akzo Nobel NV ................................           27,700     $  1,173,718
DSM NV .......................................           16,600          578,181
ING Groep NV (a) .............................           19,667        1,286,677
United Pan Europe
   Communications NV (a) .....................           78,000          198,303
                                                                    ------------
                                                                       3,236,879
                                                                    ------------
NORWAY - 2.0%
Statoil ASA (a) ..............................           52,500          388,276
Telenor AS ...................................          129,600          534,808
                                                                    ------------
                                                                         923,084
                                                                    ------------
PEOPLES REPUBLIC OF CHINA - 0.8%
Beijing Capital International
   Airport Co., Ltd. .........................        1,244,000          390,754
                                                                    ------------
PERU - 0.3%
Explosivos, SA Cl.C (b) ......................          152,870          143,826
                                                                    ------------
POLAND - 1.1%
Orbis, SA (a) ................................           45,000          186,517
Polski Koncern Naftowy, SA
   (GDR) .....................................           39,000          351,780
                                                                    ------------
                                                                         538,297
                                                                    ------------
PORTUGAL - 0.7%
Electricidade de Portugal, SA ................          138,000          329,794
                                                                    ------------
RUSSIA - 0.9%
Mobile Telesystems (ADR)
   (a) .......................................           15,900          435,660
                                                                    ------------
SINGAPORE - 1.9%
DBS Group Holdings, Ltd. .....................           36,172          266,029
SIA Engineering Co., Ltd. ....................          233,000          180,313
Singapore Airport Terminal
   Services, Ltd. ............................          146,000          123,403
Singapore Press Holdings, Ltd. ...............           31,500          345,774
                                                                    ------------
                                                                         915,519
                                                                    ------------
SOUTH AFRICA - 1.2%
Iscor, Ltd. (a) ..............................          152,100          547,843
                                                                    ------------
SOUTH KOREA - 3.4%
H&CB (ADR) ...................................           33,126          367,036
Kookmin Bank .................................           22,300          299,219
Pohang Iron & Steel Co., Ltd. ................
   (ADR) .....................................            1,900          151,942
SK Telecom Co., Ltd. .........................            2,690          396,105
(ADR) ........................................           22,600          381,940
                                                                    ------------
                                                                       1,596,242
                                                                    ------------
SPAIN - 5.5%
Aldeasa, SA ..................................           18,139          376,150
Indra Sistemas, SA ...........................           56,400          497,080

                                                       Shares or
                                                       Principal
                                                        Amount
Company                                                  (000)      U.S. $ Value
--------------------------------------------------------------------------------

Repsol, SA ...................................           43,650     $    721,328
Telefonica, SA ...............................           74,492          919,147
Terra Networks, SA ...........................           11,400           83,567
                                                                    ------------
                                                                       2,597,272
                                                                    ------------
SWEDEN - 1.4%
Eniro AB .....................................           68,000          672,308
                                                                    ------------
SWITZERLAND - 0.6%
Unique Zurich Airport ........................            2,420          279,852
                                                                    ------------
TAIWAN - 0.4%
Taiwan Semiconductor Co. .....................           95,200          176,962
                                                                    ------------
THAILAND - 0.6%
Ratchaburi Electricity
   Generating Holding Public
   Co., Ltd. (a) .............................          772,300          298,680
                                                                    ------------
TURKEY - 0.3%
Dogan Yayin Holding AS........................       46,900,000          144,593
                                                                    ------------
UNITED KINGDOM - 9.9%
BP Plc (ADR) .................................          136,300        1,121,955
Centrica Plc .................................          111,000          355,240
Energis Plc (a) ..............................           93,900          249,602
Lattice Group Plc ............................          278,000          621,518
Mersey Docks & Harbor Co. ....................           40,600          331,055
National Grid Group Plc ......................          133,100          982,210
PowerGen Plc .................................           20,893          211,556
Vodafone Group Plc ...........................          359,094          796,496
                                                                    ------------
                                                                       4,669,632
                                                                    ------------
UNITED STATES - 2.2%
deCODE GENETICS, Inc. (a) ....................           13,700          168,647
Pharmacia Corp. ..............................           18,500          850,075
                                                                    ------------
                                                                       1,018,722
                                                                    ------------
VENEZUELA - 0.1%
Compania Anonima Nacional
   Telefonos de Venezuela
   Cl.D (ADR) ................................            1,000           23,440
                                                                    ------------
Total Common & Preferred
   Stocks (cost $49,854,465) .................                        45,092,888
                                                                    ------------
SHORT-TERM INVESTMENT - 4.5%
UNITED STATES - 4.5%
State Street Euro Dollar
   3.25%, 7/02/01
   (amortized cost
   $2,148,000) ...............................       $    2,148        2,148,000
                                                                    ------------

TOTAL INVESTMENTS - 99.8%
(cost $52,002,465) ...........................                        47,240,888
Other assets less
   liabilities - 0.2% ........................                            81,393
                                                                    ------------
NET ASSETS - 100% ............................                      $ 47,322,281
                                                                    ============

--------------------------------------------------------------------------------

(a)   Non-income producing security.
(b)   Illiquid security valued at fair market value (see Note A).

      Glossary of Terms:
      ADR - American Depositary Receipt.
      GDR - Global Depositary Receipt.

      See Notes to Financial Statements.

WORLDWIDE PRIVATIZATION PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

ASSETS
   Investments in securities, at value (cost $52,002,465) .......................    $ 47,240,888
   Cash .........................................................................             209
   Foreign cash, at value (cost $36,557) ........................................          36,442
   Collateral held for securities loaned ........................................         564,825
   Dividends and interest receivable ............................................         151,486
                                                                                     ------------
   Total assets .................................................................      47,993,850
                                                                                     ------------
LIABILITIES
   Payable for collateral received on securities loaned .........................         564,825
   Payable for investment securities purchased ..................................          23,037
   Advisory fee payable .........................................................          20,729
   Accrued expenses .............................................................          62,978
                                                                                     ------------
   Total liabilities ............................................................         671,569
                                                                                     ------------
NET ASSETS ......................................................................    $ 47,322,281
                                                                                     ============
COMPOSITION OF NET ASSETS
   Capital stock, at par ........................................................    $      3,584
   Additional paid-in capital ...................................................      52,278,828
   Undistributed net investment income ..........................................         667,161
   Accumulated net realized loss on investments and foreign currency transactions        (864,049)
   Net unrealized depreciation of investments and foreign currency denominated
     assets and liabilities .....................................................      (4,763,243)
                                                                                     ------------
                                                                                     $ 47,322,281
                                                                                     ============
Class A Shares
   Net assets ...................................................................    $ 46,293,744
                                                                                     ============
   Shares of capital stock outstanding ..........................................       3,505,949
                                                                                     ============
   Net asset value per share ....................................................    $      13.20
                                                                                     ============
Class B Shares
   Net assets ...................................................................    $  1,028,537
                                                                                     ============
   Shares of capital stock outstanding ..........................................          77,924
                                                                                     ============
   Net asset value per share ....................................................    $      13.20
                                                                                     ============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

WORLDWIDE PRIVATIZATION PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2001 (unaudited)
                                          Alliance Variable Products Series Fund
================================================================================

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $104,870) ......     $   855,634
   Interest ...................................................          61,282
                                                                    -----------
   Total investment income ....................................         916,916
                                                                    -----------
EXPENSES
   Advisory fee ...............................................         255,905
   Distribution fee - Class B .................................             628
   Custodian ..................................................          84,510
   Administrative .............................................          32,781
   Audit and legal ............................................          12,341
   Printing ...................................................           9,541
   Directors' fees ............................................             730
   Transfer agency ............................................             561
   Miscellaneous ..............................................           2,483
                                                                    -----------
   Total expenses .............................................         399,480
   Less: expenses waived and reimbursed .......................        (155,742)
                                                                    -----------
   Net expenses ...............................................         243,738
                                                                    -----------
   Net investment income ......................................         673,178
                                                                    -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS
   Net realized loss on investment transactions ...............        (755,623)
   Net realized loss on foreign currency transactions .........         (18,613)
   Net change in unrealized appreciation/depreciation of:
     Investments ..............................................      (5,553,415)
     Foreign currency denominated assets and liabilities ......          (2,363)
                                                                    -----------
   Net loss on investments and foreign currency transactions ..      (6,330,014)
                                                                    -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS ....................     $(5,656,836)
                                                                    ===========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

WORLDWIDE PRIVATIZATION PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS        Alliance Variable Products Series Fund
================================================================================

                                                                     Six Months Ended    Year Ended
                                                                      June 30, 2001     December 31,
                                                                        (unaudited)         2000
                                                                     =================  ============
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income ..............................................$    673,178     $    185,347
   Net realized gain (loss) on investments and
     foreign currency transactions                                         (774,236)       3,127,303
   Net change in unrealized appreciation/depreciation
    of investments and foreign currency denominated
    assets and liabilities ...................                          (5,555,778)     (20,455,149)
                                                                       ------------     ------------
   Net decrease in net assets from operations ..........................(5,656,836)     (17,142,499)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
     Class A ............................................................. (98,463)        (393,186)
     Class B ...............................................................(1,045)             -0-
   Net realized gain on investments
     Class A ...........................................................(2,642,077)      (4,030,981)
     Class B ............................................................  (32,360)             -0-
CAPITAL STOCK TRANSACTIONS
   Net increase (decrease) ...............................................(665,943)      13,926,944
                                                                      ------------     ------------
   Total decrease ......................................................(9,096,724)      (7,639,722)
NET ASSETS
   Beginning of period .................................................56,419,005       64,058,727
                                                                      ------------     ------------
   End of period (including undistributed net investment income of
     $667,161 and $93,491, respectively) ..............................$ 47,322,281     $ 56,419,005
                                                                      ============     ============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

WORLDWIDE PRIVATIZATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2001 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

NOTE A: Significant Accounting Policies

The Worldwide Privatization Portfolio (the "Portfolio") is a series of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek long-term capital appreciation. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers nineteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc., are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gains and losses on foreign currency transactions represent foreign exchange gains and losses from sales and maturities of securities and forward exchange currency contracts, holdings of foreign currencies, exchange gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign witholding tax reclaims recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Portfolio accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each

WORLDWIDE PRIVATIZATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. Dividends and Distributions

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annualized rate of 1% of the Portfolio's average daily net assets.

During the six months ended June 30, 2001, the Adviser agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit total operating expenses on an annual basis to .95% and 1.20% of the average daily net assets for Class A and Class B shares, respectively. Expense waivers/reimbursements, if any, are accrued daily and paid monthly. For the six months ended June 30, 2001, such waivers/reimbursements amounted to $155,742.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2001, amounted to $42,222, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $474 for the six months ended June 30, 2001.

--------------------------------------------------------------------------------

NOTE C: Distribution Plan

The Portfolio has adopted a Plan for class B shares pursuant to Rule 12B-1 under the Investment Company Act of 1940 (the "Plan"). Under the Plan, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limit payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

                                          Alliance Variable Products Series Fund
================================================================================

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2001, were as follows:

Purchases:
Stocks and debt obligations .............................            $8,303,333
U.S. government and agencies ............................                    -0-
Sales:
Stocks and debt obligations .............................            $9,663,473
U.S. government and agencies ............................                    -0-

At June 30, 2001, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation .........................            $  5,959,949
Gross unrealized depreciation .........................             (10,721,526)
                                                                   ------------
Net unrealized depreciation ...........................            $ (4,761,577)
                                                                   ============

1. Forward Exchange Currency Contracts

The Portfolio may enter into forward exchange currency contracts to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.

The Portfolio may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having an approximate value equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

At June 30, 2001, the Portfolio had no outstanding forward exchange currency contracts.

2. Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write call options and purchase put options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from which written options expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. In writing an option, the Portfolio bears the market risk of an

WORLDWIDE PRIVATIZATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The Portfolio had no transactions in options written for the six months ended June 30, 2001.

--------------------------------------------------------------------------------

NOTE E: Securities Lending

The Portfolio has entered into a securities lending agreement with UBS/Paine Webber, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. UBS/Paine Webber will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. As of June 30, 2001, the Portfolio had loaned securities with a value of $530,074 and received cash collateral of $564,825. For the six months ended June 30, 2001, the Portfolio received fee income of $903 which is included in interest income in the accompanying Statement of Operations.

--------------------------------------------------------------------------------

NOTE F: Capital Stock

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                       ------------------------------------    -------------------------------------
                                      SHARES                                 AMOUNT
                       ------------------------------------    -------------------------------------
                         Six Months Ended      Year Ended       Six Months Ended        Year Ended
                          June 30, 2001       December 31,        June 30, 2001        December 31,
                           (unaudited)            2000             (unaudited)             2000
                       ================    ================    ================     ================
Class A
Shares sold ................199,752           997,476            $ 2,904,524        $ 19,865,475
Shares issued in reinvestment of
   dividends and
   distributions .          203,455           232,606              2,740,540           4,424,167
Shares redeemed ...........(489,556)         (584,135)            (7,151,648)        (10,623,454)
                           --------          --------            -----------        ------------
Net increase (decrease) ....(86,349)          645,947            $(1,506,584)       $ 13,666,188
                           ========          ========            ===========        ============

                      Six Months Ended    July 5, 2000* to    Six Months Ended     July 5, 2000* to
                       June 30, 2001       December 31,       June 30, 2001          December 31,
                       (unaudited)            2000             (unaudited)            2000
                       ================    ================    ================     ================
Class B
Shares sold ...........      527,836            17,087            $ 7,526,921        $    290,463
Shares issued in reinvestment of
   dividends and
   distributions .             2,482                -0-                33,405                  -0-
Shares redeemed ............(467,629)           (1,852)            (6,719,685)            (29,707)
                            --------          --------            -----------        ------------
Net increase .................62,689            15,235            $   840,641        $    260,756
                            ========          ========            ===========        ============

--------------------------------------------------------------------------------

NOTE G: Concentration of Risk

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

--------------------------------------------------------------------------------

* Commencement of distribution.

                                          Alliance Variable Products Series Fund
================================================================================

NOTE H: Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2001.

WORLDWIDE PRIVATIZATION PORTFOLIO
FINANCIAL HIGHLIGHTS                      Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                        ----------------------------------------------------------------------------
                                                            CLASS A
                        ----------------------------------------------------------------------------
                          Six Months
                            Ended                           Year Ended December 31,
                        June 30, 2001     ==========================================================
                         (unaudited)       2000         1999          1998         1997        1996
                        =============     ======       ======        ======       ======      ======
Net asset value,
  beginning of period ..   $15.64         $21.74       $14.81        $14.20       $13.13      $11.17
                           ------         ------       ------        ------       ------      ------
Income From
Investment Operations

Net investment
  income (a)(b) .........     .19            .05          .15           .26          .25         .28
Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions ..........   (1.79)         (4.81)        8.00          1.29         1.17        1.78
                           ------         ------       ------        ------       ------      ------
Net increase (decrease)
  in net asset value
  from operations .......   (1.60)         (4.76)        8.15          1.55         1.42        2.06
                           ------         ------       ------        ------       ------      ------
Less: Dividends and
Distributions
Dividends from net
  investment income .....    (.03)          (.12)        (.31)         (.20)        (.16)       (.10)
Distributions from net
  realized gains ........    (.81)         (1.22)        (.91)         (.74)        (.19)         -0-
                           ------         ------       ------        ------       ------      ------
Total dividends and
  distributions ........     (.84)         (1.34)       (1.22)         (.94)        (.35)       (.10)
                           ------         ------       ------        ------       ------      ------
Net asset value,
  end of period ........   $13.20         $15.64       $21.74        $14.81       $14.20      $13.13
                           ======         ======       ======        ======       ======      ======
Total Return
Total investment
  return based on net
  asset value (c) ......   (10.37)%       (23.00)%      58.83%        10.83%       10.75%      18.51%

Ratios/Supplemental Data
Net assets, end of
  period (000's
  omitted) .............  $46,294        $56,181      $64,059       $46,268      $41,818     $18,807
Ratio to average net
  assets of:
  Expenses, net of
    waivers and
    reimbursements ......     .95%(d)        .95%         .95%          .95%         .95%        .95%
  Expenses, before
    waivers and
    reimbursements ......    1.56%(d)       1.43%        1.46%         1.70%        1.55%       1.85%
  Net investment
    income (a) ..            2.63%(d)        .29%         .93%         1.74%        1.76%       2.26%
Portfolio turnover
  rate .................       17%            65%          54%           92%          58%         47%

--------------------------------------------------------------------------------

See footnote summary on page 13.

                                          Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                    --------------------------------
                                                                                 CLASS B
                                                                    --------------------------------
                                                                      Six Months      July 5, 2000(e)
                                                                        Ended             to
                                                                     June 30, 2001     December 31,
                                                                     (unaudited)          2000
                                                                    =============    ===============
Net asset value, beginning of period ..............................      $15.62            $19.09
                                                                         ------            ------
Income From Investment Operations
Net investment income (loss) (a)(b) ...............................         .17              (.04)
Net realized and unrealized loss on investments
  and foreign currency transactions                                       (1.75)            (3.43)
                                                                         ------            ------
Net decrease in net asset value from operations ...................       (1.58)            (3.47)
                                                                         ------            ------
Less: Dividends and Distributions
Dividends from net investment income ..............................        (.03)               -0-
Distributions from net realized gains .............................        (.81)               -0-
                                                                         ------            ------
Total dividends and distributions .................................        (.84)               -0-
                                                                         ------            ------
Net asset value, end of period ....................................      $13.20            $15.62
                                                                         ======            ======
Total Return
Total investment return based on net asset value (c) ..............      (10.28)%          (18.43)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) .........................      $1,029              $238
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements (d) ................        1.20%             1.20%
   Expenses, before waivers and reimbursements (d) ................        1.98%             1.80%
   Net investment income (loss) (a)(d) ............................        2.76%             (.26)%
Portfolio turnover rate ...........................................          17%               65%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b)   Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

(e)   Commencement of distribution.

                                          Alliance Variable Products Series Fund
================================================================================

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Alfred L. Harrison, Senior Vice President
Andrew S. Adelson, Vice President
Peter Anastos, Vice President
Andrew Aran, Vice President
Bruce K. Aronow, Vice President
Edward Baker, Vice President
Thomas J. Bardong, Vice President
Matthew Bloom, Vice President
Mark H. Breedon, Vice President
Russell Brody, Vice President
Kenneth T. Carty, Vice President
Frank Caruso, Vice President
John F. Chiodi, Vice President
Paul J. DeNoon, Vice President
Joseph C. Dona, Vice President
Gregory Dube, Vice President
Marilyn G. Fedak, Vice President
F. Jeanne Goetz, Vice President
Jane Mack Gould, Vice President
David A. Kruth, Vice President
Alan E. Levi, Vice President
Michael Levy, Vice President
Gerald T. Malone, Vice President
Andrew Moloff, Vice President
Michael Mon, Vice President
Raymond J. Papera, Vice President
Douglas J. Peebles, Vice President
Daniel G. Pine, Vice President
Steven Pisarkiewicz, Vice President
John Ricciardi, Vice President
Paul C. Rissman, Vice President
Gregory R. Sawers, Vice President
Kevin F. Simms, Vice President
Kenneth D. Smalley, Vice President
Michael A. Snyder, Vice President
Annie Tsao, Vice President
Jean Van De Walle, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672

--------------------------------------------------------------------------------

(1)   Member of the Audit Committee.

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